Performance Management	May 29, 2026
BondBloxx BB Rated USD High Yield Corporate Bond ETF
Prospectus [Line Items]
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2025)
Performance [Table]
	1 Year	Since Inception (05/24/2022)
Return Before Taxes	8.72%	6.95%
Return After Taxes	6.32%	4.35%
Return After Taxes and Sale of Fund Shares	5.11%	4.17%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30%	2.54%
Bloomberg US High Yield 300MM BB 2% Issuer Capped Index* (reflects no deduction for fees, expenses, or taxes)	-%	-%
ICE BofA BB US Cash Pay HY Constrained Index* (reflects no deduction for fees, expenses, or taxes)	8.86%	7.14%

*

The ICE BofA BB US Cash Pay HY Constrained Index was the benchmark for the Fund from May 24, 2022, to June 30, 2026. Effective June 30, 2026, the Bloomberg US High Yield 300MM BB 2% Issuer Capped Index became the benchmark for the Fund. The Bloomberg US High Yield 300MM BB 2% Issuer Capped Index was recently established and has limited performance information.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
BondBloxx B Rated USD High Yield Corporate Bond ETF
Prospectus [Line Items]
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2025)
Performance [Table]
	1 Year	Since Inception (05/24/2022)
Return Before Taxes	8.00%	7.54%
Return After Taxes	4.97%	4.23%
Return After Taxes and Sale of Fund Shares	4.67%	4.30%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30%	2.54%
Bloomberg US High Yield 300MM B 2% Issuer Capped Index* (reflects no deduction for fees, expenses, or taxes)	-%	-%
ICE BofA Single-B US Cash Pay HY Constrained Index* (reflects no deduction for fees, expenses, or taxes)	8.22%	8.00%

*	The ICE BofA Single-B US Cash Pay HY Constrained Index was the benchmark for the Fund from May 24, 2022, to June 30, 2026. Effective June 30, 2026, the Bloomberg US High Yield 300MM B 2% Issuer Capped Index became the benchmark for the Fund. The Bloomberg US High Yield 300MM B 2% Issuer Capped Index was recently established and has limited performance information.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Prospectus [Line Items]
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2025)
Performance [Table]
	1 Year	Since Inception (05/24/2022)
Return Before Taxes	7.60%	10.04%
Return After Taxes	3.32%	5.23%
Return After Taxes and Sale of Fund Shares	4.40%	5.51%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30%	2.54%
Bloomberg US High Yield 300MM CCC 2% Issuer Capped Index* (reflects no deduction for fees, expenses, or taxes)	-%	-%
ICE CCC US Cash Pay HY Constrained Index* (reflects no deduction for fees, expenses, or taxes)	8.24%	10.80%

*	The ICE CCC US Cash Pay HY Constrained Index was the benchmark for the Fund from May 24, 2022, to June 30, 2026. Effective June 30, 2026, the Bloomberg US High Yield 300MM CCC 2% Issuer Capped Index became the benchmark for the Fund. The Bloomberg US High Yield 300MM CCC 2% Issuer Capped Index was recently established and has limited performance information.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
BondBloxx USD High Yield Bond Sector Rotation ETF
Prospectus [Line Items]
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2025)
Performance [Table]
	1 Year	Since Inception (9/18/2023)
Return Before Taxes	7.80%	9.23%
Return After Taxes	4.89%	6.08%
Return After Taxes and Sale of Fund Shares	4.56%	5.70%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30%	5.97%
Bloomberg US Corporate High Yield Index* (reflects no deduction for fees, expenses, or taxes)	8.62%	10.11%
ICE BofA US Cash Pay High Yield Constrained Index* (reflects no deduction for fees, expenses, or taxes)	8.55%	10.00%

*	The ICE BofA US Cash Pay High Yield Constrained Index was the benchmark for the Fund from September 18, 2023, to June 30, 2026. Effective June 30, 2026, the Bloomberg US Corporate High Yield Index became the benchmark for the Fund.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes